Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 31, 2015
Registrant Name	dei_EntityRegistrantName	Vanguard Specialized Funds
Central Index Key	dei_EntityCentralIndexKey	0000734383
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 28, 2015
Document Effective Date	dei_DocumentEffectiveDate	May 28, 2015
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.17%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.20%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	20
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	64
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	113
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	255
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 27, 2006
2007	rr_AnnualReturn2007	5.53%
2008	rr_AnnualReturn2008	(26.56%)
2009	rr_AnnualReturn2009	19.15%
2010	rr_AnnualReturn2010	14.57%
2011	rr_AnnualReturn2011	6.05%
2012	rr_AnnualReturn2012	11.50%
2013	rr_AnnualReturn2013	28.85%
2014	rr_AnnualReturn2014	9.98%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.08%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.82%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(15.32%)
One Year	rr_AverageAnnualReturnYear01	9.98%
Five Years	rr_AverageAnnualReturnYear05	13.93%
Since Inception	rr_AverageAnnualReturnSinceInception	7.81%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 27, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.07%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Apr. 21, 2006
2007	rr_AnnualReturn2007	5.63%
2008	rr_AnnualReturn2008	(26.50%)
2009	rr_AnnualReturn2009	19.33%
2010	rr_AnnualReturn2010	14.67%
2011	rr_AnnualReturn2011	6.21%
2012	rr_AnnualReturn2012	11.61%
2013	rr_AnnualReturn2013	28.99%
2014	rr_AnnualReturn2014	10.06%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.07%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.86%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(15.28%)
One Year	rr_AverageAnnualReturnYear01	10.06%
Five Years	rr_AverageAnnualReturnYear05	14.05%
Since Inception	rr_AverageAnnualReturnSinceInception	7.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 21, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 19, 2013
2014	rr_AnnualReturn2014	10.04%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(0.08%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2014
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.07%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(0.74%)
One Year	rr_AverageAnnualReturnYear01	10.04%
Since Inception	rr_AverageAnnualReturnSinceInception	11.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 19, 2013
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.29%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.32%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	33
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	103
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	180
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	406
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 15, 1992
2005	rr_AnnualReturn2005	4.23%
2006	rr_AnnualReturn2006	19.58%
2007	rr_AnnualReturn2007	7.00%
2008	rr_AnnualReturn2008	(25.57%)
2009	rr_AnnualReturn2009	21.74%
2010	rr_AnnualReturn2010	11.42%
2011	rr_AnnualReturn2011	9.43%
2012	rr_AnnualReturn2012	10.39%
2013	rr_AnnualReturn2013	31.53%
2014	rr_AnnualReturn2014	11.85%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	0.86%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(17.10%)
One Year	rr_AverageAnnualReturnYear01	11.85%
Five Years	rr_AverageAnnualReturnYear05	14.64%
Ten Years	rr_AverageAnnualReturnYear10	9.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 15, 1992
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.34%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	38
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	119
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	208
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	468
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 23, 1984
2005	rr_AnnualReturn2005	44.60%
2006	rr_AnnualReturn2006	19.66%
2007	rr_AnnualReturn2007	37.00%
2008	rr_AnnualReturn2008	(42.87%)
2009	rr_AnnualReturn2009	38.36%
2010	rr_AnnualReturn2010	13.43%
2011	rr_AnnualReturn2011	(1.74%)
2012	rr_AnnualReturn2012	2.67%
2013	rr_AnnualReturn2013	18.14%
2014	rr_AnnualReturn2014	(14.26%)
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(1.58%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2005
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.01%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(30.47%)
One Year	rr_AverageAnnualReturnYear01	(14.26%)
Five Years	rr_AverageAnnualReturnYear05	3.00%
Ten Years	rr_AverageAnnualReturnYear10	8.06%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1984
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.28%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.31%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	32
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	100
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	174
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	393
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	44.67%
2006	rr_AnnualReturn2006	19.75%
2007	rr_AnnualReturn2007	37.11%
2008	rr_AnnualReturn2008	(42.83%)
2009	rr_AnnualReturn2009	38.48%
2010	rr_AnnualReturn2010	13.49%
2011	rr_AnnualReturn2011	(1.68%)
2012	rr_AnnualReturn2012	2.73%
2013	rr_AnnualReturn2013	18.22%
2014	rr_AnnualReturn2014	(14.22%)
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(1.56%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2005
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.03%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(30.45%)
One Year	rr_AverageAnnualReturnYear01	(14.22%)
Five Years	rr_AverageAnnualReturnYear05	3.06%
Ten Years	rr_AverageAnnualReturnYear10	8.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.32%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.34%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	35
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	109
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	191
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	431
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 23, 1984
2005	rr_AnnualReturn2005	15.41%
2006	rr_AnnualReturn2006	10.87%
2007	rr_AnnualReturn2007	4.42%
2008	rr_AnnualReturn2008	(18.45%)
2009	rr_AnnualReturn2009	20.96%
2010	rr_AnnualReturn2010	6.16%
2011	rr_AnnualReturn2011	11.45%
2012	rr_AnnualReturn2012	15.11%
2013	rr_AnnualReturn2013	43.19%
2014	rr_AnnualReturn2014	28.52%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	9.64%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.43%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.04%)
One Year	rr_AverageAnnualReturnYear01	28.52%
Five Years	rr_AverageAnnualReturnYear05	20.17%
Ten Years	rr_AverageAnnualReturnYear10	12.69%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1984
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.28%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	15.54%
2006	rr_AnnualReturn2006	10.96%
2007	rr_AnnualReturn2007	4.50%
2008	rr_AnnualReturn2008	(18.39%)
2009	rr_AnnualReturn2009	21.03%
2010	rr_AnnualReturn2010	6.21%
2011	rr_AnnualReturn2011	11.51%
2012	rr_AnnualReturn2012	15.17%
2013	rr_AnnualReturn2013	43.27%
2014	rr_AnnualReturn2014	28.57%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	9.66%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.44%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(10.03%)
One Year	rr_AverageAnnualReturnYear01	28.57%
Five Years	rr_AverageAnnualReturnYear05	20.23%
Ten Years	rr_AverageAnnualReturnYear10	12.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.25%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	30
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	93
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	163
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	368
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 23, 1984
2005	rr_AnnualReturn2005	43.79%
2006	rr_AnnualReturn2006	34.30%
2007	rr_AnnualReturn2007	36.13%
2008	rr_AnnualReturn2008	(56.02%)
2009	rr_AnnualReturn2009	76.46%
2010	rr_AnnualReturn2010	37.45%
2011	rr_AnnualReturn2011	(21.70%)
2012	rr_AnnualReturn2012	(12.98%)
2013	rr_AnnualReturn2013	(35.13%)
2014	rr_AnnualReturn2014	(11.41%)
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	(3.68%)
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2005
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.53%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(42.56%)
One Year	rr_AverageAnnualReturnYear01	(11.41%)
Five Years	rr_AverageAnnualReturnYear05	(11.66%)
Ten Years	rr_AverageAnnualReturnYear10	0.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 23, 1984
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.23%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.26%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	27
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	84
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	146
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	331
Annual Return Inception Date	rr_AnnualReturnInceptionDate	May 13, 1996
2005	rr_AnnualReturn2005	11.89%
2006	rr_AnnualReturn2006	35.07%
2007	rr_AnnualReturn2007	(16.46%)
2008	rr_AnnualReturn2008	(37.05%)
2009	rr_AnnualReturn2009	29.58%
2010	rr_AnnualReturn2010	28.30%
2011	rr_AnnualReturn2011	8.47%
2012	rr_AnnualReturn2012	17.53%
2013	rr_AnnualReturn2013	2.31%
2014	rr_AnnualReturn2014	30.13%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	4.67%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.54%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(38.16%)
One Year	rr_AverageAnnualReturnYear01	30.13%
Five Years	rr_AverageAnnualReturnYear05	16.84%
Ten Years	rr_AverageAnnualReturnYear10	8.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1996
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.09%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Sep. 23, 2004
2005	rr_AnnualReturn2005	12.00%
2006	rr_AnnualReturn2006	35.20%
2007	rr_AnnualReturn2007	(16.38%)
2008	rr_AnnualReturn2008	(36.98%)
2009	rr_AnnualReturn2009	29.74%
2010	rr_AnnualReturn2010	28.47%
2011	rr_AnnualReturn2011	8.62%
2012	rr_AnnualReturn2012	17.67%
2013	rr_AnnualReturn2013	2.42%
2014	rr_AnnualReturn2014	30.29%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	4.73%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.63%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(38.14%)
One Year	rr_AverageAnnualReturnYear01	30.29%
Five Years	rr_AverageAnnualReturnYear05	16.99%
Ten Years	rr_AverageAnnualReturnYear10	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 23, 2004
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.10%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	10
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	32
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	56
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	128
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Dec. 02, 2003
2005	rr_AnnualReturn2005	12.05%
2006	rr_AnnualReturn2006	35.15%
2007	rr_AnnualReturn2007	(16.38%)
2008	rr_AnnualReturn2008	(36.95%)
2009	rr_AnnualReturn2009	29.76%
2010	rr_AnnualReturn2010	28.56%
2011	rr_AnnualReturn2011	8.70%
2012	rr_AnnualReturn2012	17.65%
2013	rr_AnnualReturn2013	2.48%
2014	rr_AnnualReturn2014	30.28%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	4.74%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.56%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(38.14%)
One Year	rr_AverageAnnualReturnYear01	30.28%
Five Years	rr_AverageAnnualReturnYear05	17.03%
Ten Years	rr_AverageAnnualReturnYear10	8.56%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 02, 2003
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
Sales charge (load) imposed on purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Purchase Fee	rr_MaximumCumulativeSalesChargeOverOther	none
Sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Account Service Fee (for certain fund account balances below $10,000)	rr_MaximumAccountFee	20
Management Fees	rr_ManagementFeesOverAssets	0.10%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.12%
1 YEAR	rr_ExpenseExampleNoRedemptionYear01	12
3 YEAR	rr_ExpenseExampleNoRedemptionYear03	39
5 YEAR	rr_ExpenseExampleNoRedemptionYear05	68
10 YEAR	rr_ExpenseExampleNoRedemptionYear10	154
Annual Return Inception Date	rr_AnnualReturnInceptionDate	Nov. 12, 2001
2005	rr_AnnualReturn2005	12.01%
2006	rr_AnnualReturn2006	35.16%
2007	rr_AnnualReturn2007	(16.39%)
2008	rr_AnnualReturn2008	(36.98%)
2009	rr_AnnualReturn2009	29.76%
2010	rr_AnnualReturn2010	28.49%
2011	rr_AnnualReturn2011	8.62%
2012	rr_AnnualReturn2012	17.69%
2013	rr_AnnualReturn2013	2.42%
2014	rr_AnnualReturn2014	30.32%
Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2015
Year to Date Return	rr_BarChartYearToDateReturn	4.72%
Bar Chart Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Bar Chart Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.63%
Bar Chart Lowest Quarter Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Bar Chart Lowest Quarter Return	rr_BarChartLowestQuarterlyReturn	(38.15%)
One Year	rr_AverageAnnualReturnYear01	30.32%
Five Years	rr_AverageAnnualReturnYear05	17.00%
Ten Years	rr_AverageAnnualReturnYear10	8.54%
Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 12, 2001
Standard & Poor's 500 Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.69%
Five Years	rr_AverageAnnualReturnYear05	15.45%
Ten Years	rr_AverageAnnualReturnYear10	7.67%
Spliced Global Precious Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.37%)
Five Years	rr_AverageAnnualReturnYear05	(9.01%)
Ten Years	rr_AverageAnnualReturnYear10	3.73%
Russell 1000 Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.24%
Five Years	rr_AverageAnnualReturnYear05	15.64%
Ten Years	rr_AverageAnnualReturnYear10	7.96%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.48%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.48%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.48%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.48%
Dividend Growth Spliced Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.12%
Five Years	rr_AverageAnnualReturnYear05	13.84%
Ten Years	rr_AverageAnnualReturnYear10	7.12%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.78%)
Five Years	rr_AverageAnnualReturnYear05	8.76%
Ten Years	rr_AverageAnnualReturnYear10	9.48%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(7.78%)
Five Years	rr_AverageAnnualReturnYear05	8.76%
Ten Years	rr_AverageAnnualReturnYear10	9.48%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	30.38%
Five Years	rr_AverageAnnualReturnYear05	17.05%
Ten Years	rr_AverageAnnualReturnYear10	8.31%
S&P Global Custom Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(14.37%)
Five Years	rr_AverageAnnualReturnYear05	(9.01%)
Ten Years	rr_AverageAnnualReturnYear10	none
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.12%
Five Years	rr_AverageAnnualReturnYear05	14.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.07%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.12%
Five Years	rr_AverageAnnualReturnYear05	14.16%
Since Inception	rr_AverageAnnualReturnSinceInception	8.09%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.12%
Since Inception	rr_AverageAnnualReturnSinceInception	12.06%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.12%
Five Years	rr_AverageAnnualReturnYear05	14.16%
Ten Years	rr_AverageAnnualReturnYear10	none
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(1.61%)
Ten Years	rr_AverageAnnualReturnYear10	4.77%
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.71%)
Five Years	rr_AverageAnnualReturnYear05	(1.61%)
Ten Years	rr_AverageAnnualReturnYear10	4.77%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.46%
Five Years	rr_AverageAnnualReturnYear05	19.33%
Ten Years	rr_AverageAnnualReturnYear10	10.77%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.46%
Five Years	rr_AverageAnnualReturnYear05	19.33%
Ten Years	rr_AverageAnnualReturnYear10	10.77%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.47%)
Five Years	rr_AverageAnnualReturnYear05	1.73%
Ten Years	rr_AverageAnnualReturnYear10	5.89%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.47%)
Five Years	rr_AverageAnnualReturnYear05	1.73%
Ten Years	rr_AverageAnnualReturnYear10	5.89%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.13%
Five Years	rr_AverageAnnualReturnYear05	16.17%
Ten Years	rr_AverageAnnualReturnYear10	9.58%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.13%
Five Years	rr_AverageAnnualReturnYear05	16.17%
Ten Years	rr_AverageAnnualReturnYear10	9.58%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.47%)
Five Years	rr_AverageAnnualReturnYear05	2.62%
Ten Years	rr_AverageAnnualReturnYear10	6.35%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.47%)
Five Years	rr_AverageAnnualReturnYear05	2.62%
Ten Years	rr_AverageAnnualReturnYear10	6.35%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.13%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.41%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.13%
Five Years	rr_AverageAnnualReturnYear05	16.74%
Ten Years	rr_AverageAnnualReturnYear10	9.41%